Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		1.25%	0.625%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	0.25%
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	0.50%

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.